PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 2,427,945	$ 2,948,219
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(520,274)	(520,273)	$ (520,273)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	644,866	783,052
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(138,186)	(138,186)	(138,186)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,601,029	1,944,107
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(343,078)	(343,078)	(343,078)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	182,050	221,060
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (39,010)	$ (39,009)	$ (39,009)